Investments in Associates and Joint Ventures - Summary of Financial Information of Individually Immaterial Joint Investments in Joint Ventures (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures [Line Items]
Net income (loss) / Segment profit (loss)	₱ 24,580	₱ 22,786	₱ 18,973
Other comprehensive income (loss) (Note 6)	(4,290)	(6,182)	(1,407)
Total comprehensive income (loss):	20,290	16,604	17,566
Aggregated individually immaterial joint ventures [member]
Disclosure Of Joint Ventures [Line Items]
Revenues	166	367	35
Net income (loss) / Segment profit (loss)	(22)	200	15
Total comprehensive income (loss):	₱ (22)	₱ 200	₱ 15